S000036907 [Member] Investment Objectives and Goals - iShares International High Yield Bond ETF	Jun. 27, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® INTERNATIONAL HIGH YIELD BOND ETFTicker: HYXUStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds.